Financial Instruments - Summary of 10% Weakening of Foreign Exchange Rate (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Sensitivity Analysis To Measure Foreign Exchange Risk [Line Items]
Foreign exchange loss	₺ 718,501	₺ 782,463	₺ 489,320
USD [member]
Disclosure Of Sensitivity Analysis To Measure Foreign Exchange Risk [Line Items]
Foreign exchange loss	23,400	(86,679)
EUR [member]
Disclosure Of Sensitivity Analysis To Measure Foreign Exchange Risk [Line Items]
Foreign exchange loss	₺ (87,838)	₺ (160,725)